INCOME TAXES	12 Months Ended
Mar. 31, 2012
INCOME TAXES

9. INCOME TAXES

Income before income taxes and the provision for income taxes for the years ended March 31, 2010, 2011 and 2012 were as follows:

	Yen in millions			U.S. Dollars in thousands
	2010	2011	2012	2012
Income before income taxes:
Domestic	¥3,301	¥9,963	¥14,489	$176,695
Foreign	30,217	32,767	32,474	396,025

Total	33,518	42,730	46,963	572,720
Provision for income taxes:
Current - Domestic	1,647	2,369	4,920	60,000
- Foreign	7,113	8,725	9,389	114,500

Sub total	8,760	11,094	14,309	174,500
Deferred - Domestic	1,838	542	193	2,354
- Foreign	354	823	(328)	(4,000)

Sub total	2,192	1,365	(135)	(1,646)

Total provision for income taxes	¥10,952	¥12,459	¥14,174	$172,854

Total income taxes were allocated as follows:

	Yen in millions			U.S. Dollars in thousands
	2010	2011	2012	2012
Net income	¥10,952	¥12,459	¥14,174	$172,854
Other comprehensive income (loss):
Foreign currency translation adjustment	5	(21)	(49)	(597)
Unrealized holding gains (losses) on available-for-sale securities	1,639	(566)	120	1,463
Pension liability adjustment	673	(288)	62	756

Total income taxes	¥13,269	¥11,584	¥14,307	$174,476

The Company and its domestic subsidiaries are subject to a National Corporate tax of 30.0%, an Inhabitant tax of approximately 5.6% and a deductible Enterprise tax of approximately 7.9%, which in the aggregate resulted in a combined statutory income tax rate of approximately 40.3% for the years ended March 31, 2010, 2011 and 2012.

Amendments to the Japanese tax regulations were enacted into law on November 30, 2011. As a result of these amendments, the statutory income tax rate will be reduced from approximately 40.3% to 37.7% effective from the year beginning April 1, 2012, and to approximately 35.4% effective from the year beginning April 1, 2015 thereafter. Consequently, the statutory income tax rate utilized for deferred tax assets and liabilities expected to be settled or realized in the period from April 1, 2012 to March 31, 2015 is approximately 37.7% and for periods beginning April 1, 2015 the rate is approximately 35.4%. The adjustments of deferred tax assets and liabilities for this change in the tax rate amounted to ¥507 million and have been charged to income tax expense in the consolidated statement of income for the year ended March 31, 2012.

A reconciliation of the combined statutory income tax rates to the effective income tax rates was as follows:

	Year ended March, 31
	2010	2011	2012
Combined statutory income tax rate in Japan	40.3%	40.3%	40.3%
Non-deductible expenses	0.7	0.5	0.7
Non-taxable dividends received	(0.1)	(0.1)	(0.1)
Change in valuation allowance	5.0	(0.9)	(2.2)
Tax sparing impact	(0.7)	(0.9)	(1.0)
Effect of the foreign tax rate differential	(14.2)	(11.5)	(9.5)
Other, net	1.7	1.8	2.0

Effective income tax rate	32.7%	29.2%	30.2%

For the year ended March 31, 2010, an effect of the foreign tax rate differential of ¥ 4,763 million was recorded, which was attributable to proportionately higher profits in the overseas subsidiaries compared to those in the Company and domestic subsidiaries. Due mainly to this effect, the effective tax rate for the year ended March 31, 2010 was 32.7%, a decrease of 7.6% as compared with the statutory income tax rate of 40.3%.

For the year ended March 31, 2011, an effect of the foreign tax rate differential of ¥ 4,904 million was recorded, which was attributable to proportionately higher profits in the Company and domestic subsidiaries compared to those in the overseas subsidiaries. Due mainly to this effect, the effective tax rate for the year ended March 31, 2011 was 29.2%, a decrease of 11.1% as compared with the statutory income tax rate of 40.3%.

For the year ended March 31, 2012, an effect of the foreign tax rate differential of ¥ 4,460 million ($54,390 thousand) was recorded, which was attributable to proportionately higher profits in the Company and domestic subsidiaries compared to those in the overseas subsidiaries. Due mainly to this effect, the effective tax rate for the year ended March 31, 2012 was 30.2%, a decrease of 10.1% as compared with the statutory income tax rate of 40.3%. The decrease of the valuation allowance for deferred income tax assets mainly related to change in the assessment of the ability to realize the deferred tax assets of a certain wholly owned subsidiary since the merger of the subsidiary in to the Company was deemed prudent during the year ended March 31, 2012.

According to the provisions of the tax treaties which have been concluded between Japan and 7 countries, Japanese corporations can claim a tax credit against Japanese income taxes on income earned in one of those 7 countries, even though that income is exempted from income taxes or is reduced by special tax incentive measures in those countries, as if no special exemption or reduction were provided. The Company applied such “tax sparing” mainly to China with the indicated tax reduction effect. The effect of the “tax sparing” resulted in a decrease of tax expense by ¥232 million or 0.7% and ¥367 million or 0.9% and ¥482 million ($5,878 thousand) or 1.0% for the years ended March 31, 2001, 2011 and 2012, respectively.

The significant components of deferred income tax expense attributable to income before income taxes for the years ended March 31, 2010, 2011 and 2012 were as follows:

	Yen in millions			U.S. Dollars in thousands
	2010	2011	2012	2012
Deferred tax expense (benefit) (exclusive of the effects of other components below)	¥1,172	¥1,499	¥766	$9,342
Increase (decrease) in beginning-of-the-year balance of the valuation allowance for deferred tax assets	1,020	(134)	(901)	(10,988)

	¥2,192	¥1,365	¥(135)	$(1,646)

Significant components of deferred income tax assets and liabilities as of March 31, 2011 and 2012 were as follows:

	Yen in millions		U.S. Dollars in thousands
	2011	2012	2012
Deferred income tax assets:
Marketable securities and investment securities	¥2,407	¥2,417	$29,476
Accrued retirement and termination benefits	1,151	724	8,829
Accrued expenses	929	888	10,829
Inventories	1,584	1,755	21,402
Property, plant and equipment	1,898	1,682	20,512
Accrued payroll	1,642	1,731	21,110
Net operating loss carryforwards	742	666	8,122
Other	1,631	1,052	12,830

Total gross deferred income tax assets	11,984	10,915	133,110
Valuation allowance	(1,640)	(557)	(6,793)

Sub total	¥10,344	¥10,358	$126,317
Deferred income tax liabilities:
Undistributed earnings of overseas subsidiaries	¥(371)	¥(364)	$(4,439)
Accrued retirement and termination benefits	-	(321)	(3,915)
Unrealized gain on available-for-sale securities	(1,935)	(2,012)	(24,537)
Property, plant and equipment	(1,445)	(1,163)	(14,183)
Other	(9)	(2)	(23)

Total gross deferred income tax liabilities	(3,760)	(3,862)	(47,097)

Net deferred income tax assets	¥6,584	¥6,496	$79,220

Net deferred income taxes are recorded in the consolidated balance sheets as follows:

	Yen in millions		U.S. Dollars in thousands
	2011	2012	2012
Deferred income taxes:
Current assets	¥6,039	¥5,898	$71,927
Investments and other assets	1,403	853	10,402
Current liabilities	(112)	(125)	(1,524)
Long-term liabilities	(746)	(130)	(1,585)

Total	¥6,584	¥6,496	$79,220

In assessing the realizability of deferred income tax assets, Makita considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and net operating loss carryforwards are utilizable. Makita considers the scheduled reversal of deferred income tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred income tax assets are deductible, Makita believes it is more likely than not that the benefits of these deductible differences and net operating loss carryforwards, net of the existing valuation allowance, will be realized. The actual amount of the deferred income tax assets realizable, however, would be reduced if estimates of future taxable income during the carryforward period are not achieved. Makita has recorded a valuation allowance of ¥ 557 million ($ 6,793 thousand) as of March 31, 2012 against certain deferred income tax assets primarily associated with net operating loss carryforwards.

As of March 31, 2012, certain subsidiaries had net operating loss carryforwards for income tax purposes of ¥ 3,180 million ($ 38,780 thousand) which are available to offset future taxable income, if any. The net operating losses will expire as follows:

	Yen in millions	U.S. Dollars in thousands
Within 5 years	¥150	$1,829
6 to 20 years	1,961	23,915
Indefinite	1,069	13,036

Total	¥3,180	$38,780

As of March 31, 2012, Makita had foreign tax credit carryforwards for income tax purposes of ¥ 143 million ($ 1,744 thousand) which are available to reduce future income taxes payable, if any. The foreign tax credit carryforwards will expire within 1 year.

Income taxes have not been accrued on undistributed earnings of domestic subsidiaries as the tax law provides a means by which the investment in a domestic subsidiaries can be recovered tax free.

Makita has not recognized deferred tax liabilities for certain portions of undistributed earnings of foreign subsidiaries in the total amount of ¥ 169,470 million ($ 2,066,707 thousand) as of March 31, 2012 because Makita considers these earnings to be indefinitely reinvested, and the calculation of the unrecognized deferred tax liabilities is not practicable.

The unrecognized tax benefits and for the years ended March 31, 2010, 2011 and 2012 were neither material nor expected to significantly increase or decrease within 12 months period subsequent to March 31, 2012. Makita classifies penalties and interest related to unrecognized tax benefits, if any, in provision for income taxes, and the total amounts of penalties and interest related to unrecognized tax benefits recorded were not material for the years ended March 31, 2010, 2011 and 2012. Makita conducts business globally and, as a result, the Company and its subsidiaries file income tax returns in various jurisdictions all over the world. The Company will no longer be subject to income tax examinations for the periods prior to the fiscal year ended March 31, 2009, and one of the Company’s major subsidiaries in the United States remains subject to income tax examinations for the periods beginning in the year ended March 31, 2009.